Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Net Revenue	$ 5,414	$ 5,414
Operating expenses:
Selling, general and administrative	12,048	12,692	644
Operating loss before income taxes	(6,634)	(7,278)	(644)
Income tax (expense) benefit
Net loss	$ (6,634)	$ (7,278)	$ (644)
Basic and diluted loss per common share	$ 0.00		$ (0.01)
Weighted average shares outstanding	4,639,041		50,000